Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Name of party	Relationship

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company(52.9%)
Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company(12.54%)

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)

Shandong SNTON Optical Materials Technology Co., Ltd. ( “Shandong SNTON”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)